Property and Equipment: Schedule of Property and Equipment (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Office Equipment	$ 5,474	$ 1,668
Furniture and Fixtures	6,958
Property and Equipment, Gross	12,432	1,668
Accumulated Depreciation	(647)
Property and Equipment, Net, Total	$ 11,785	$ 1,668